Employee Benefit Plans - Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ (45.1)	$ (6.8)	$ (61.9)
Deferred income tax benefit	17.2	2.6	23.6
Accumulated other comprehensive loss	(27.9)	(4.2)	(38.3)
2013 Additions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		55.1
Deferred income tax benefit		(21.0)
Accumulated other comprehensive loss		34.1
2014 Additions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(38.3)
Deferred income tax benefit	14.6
Accumulated other comprehensive loss	$ (23.7)